Document and Entity Information	9 Months Ended
Sep. 30, 2022
Entity Addresses [Line Items]
Document Type	6-K
Entity Registrant Name	AC IMMUNE SA
Entity Central Index Key	0001651625
Document Period End Date	Sep. 30, 2022
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2022
Amendment Flag	false
Current Fiscal Year End Date	--12-31